Summary of Significant Accounting Policies (Details)	12 Months Ended
Jun. 30, 2019
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	Over the shorter of lease term or the estimated useful lives of the assets
Minimum [Member] | Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years